CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of FInancial Position) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents | ¥		¥ 6,793		¥ 18,878	¥ 19,228	¥ 45,307
Other receivables | ¥		636		10,494
TOTAL CURRENT ASSETS | ¥		7,468		29,411
TOTAL ASSETS | ¥		7,743		29,748	94,793
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		1,639		2,926
Due to the Shareholder | ¥		6,973		11,573
Due to a related party | ¥		4,041		13,747
TOTAL LIABILITIES | ¥		29,541		45,253	81,598
EQUITY
Issued capital | ¥		312,081		312,081
Other capital reserves | ¥		692,518		692,518
Accumulated losses | ¥		(1,022,639)		(1,016,463)
Other comprehensive income | ¥		(3,758)		(3,641)
TOTAL EQUITY | ¥		(21,798)		(15,505)	¥ 13,195	¥ (17,799)
TOTAL LIABILITIES AND EQUITY | ¥		7,743		29,748
USD [Member]
CURRENT ASSETS
Cash and cash equivalents | $	$ 988		$ 2,744
Other receivables | $	92
TOTAL CURRENT ASSETS | $	1,086
TOTAL ASSETS | $	1,126
CURRENT LIABILITIES
Other payables and accrued liabilities | $	238
Due to the Shareholder | $	1,014
Due to a related party | $	587
TOTAL LIABILITIES | $	4,295
EQUITY
Issued capital | $	45,371
Other capital reserves | $	100,679
Accumulated losses | $	(148,673)
Other comprehensive income | $	(546)
TOTAL EQUITY | $	(3,169)
TOTAL LIABILITIES AND EQUITY | $	1,126
Condensed [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | ¥
CURRENT ASSETS
Amounts due from subsidiaries | ¥		13,925		9,266
Cash and cash equivalents | ¥		4,122		13,912
Other receivables | ¥				9,377
TOTAL CURRENT ASSETS | ¥		18,047		32,555
TOTAL ASSETS | ¥		18,047		32,555
CURRENT LIABILITIES
Other payables and accrued liabilities | ¥		943		2,350
Due to the Shareholder | ¥		6,973		11,573
Due to a related party | ¥				10,028
TOTAL CURRENT LIABILITIES | ¥		7,916		23,951
TOTAL LIABILITIES | ¥		7,916		23,951
EQUITY
Issued capital | ¥		290,179		290,179
Other capital reserves | ¥		823,581		823,581
Accumulated losses | ¥		(1,091,633)		(1,087,839)
Other comprehensive income | ¥		(11,996)		(17,317)
TOTAL EQUITY | ¥		10,131		8,604
TOTAL LIABILITIES AND EQUITY | ¥		¥ 18,047		¥ 32,555
Condensed [Member] | USD [Member]
NON-CURRENT ASSETS
Investments in subsidiaries | $
CURRENT ASSETS
Amounts due from subsidiaries | $	2,025
Cash and cash equivalents | $	599
Other receivables | $
TOTAL CURRENT ASSETS | $	2,624
TOTAL ASSETS | $	2,624
CURRENT LIABILITIES
Other payables and accrued liabilities | $	137
Due to the Shareholder | $	1,014
Due to a related party | $
TOTAL CURRENT LIABILITIES | $	1,151
TOTAL LIABILITIES | $	1,151
EQUITY
Issued capital | $	42,186
Other capital reserves | $	119,733
Accumulated losses | $	(158,702)
Other comprehensive income | $	(1,744)
TOTAL EQUITY | $	1,473
TOTAL LIABILITIES AND EQUITY | $	$ 2,624